PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 6,982	$ 7,630
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	6,856	7,487
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,034	3,067
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,600	4,140
Early retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	222	280
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 126	$ 143